Share-Based Compensation And Other Related Information - Performance Share Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,936	$ 5,128
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU performance period	3 years
Weighted average fair value at measurement date, other equity instruments granted			$ 21.16	$ 32.72
Share-based compensation		$ 1,900
Other equity instruments outstanding. beginning (shares | shares	217,648	255,559
Granted (shares) | shares	150,469	79,417
Paid out (shares) | shares	(80,159)	(117,328)
Other equity instruments outstanding, ending (shares) | shares	287,958	217,648
Fair value of other equity instruments outstanding, beginning	$ 5,479	$ 8,870
Granted, fair value	2,456	2,049
Paid out, fair value	(828)	(4,539)
Change in value, fair value	(2,319)	(901)
Fair value of other equity instruments outstanding, ending	$ 4,788	$ 5,479